Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Foreign currency translation (loss) gain, tax	$ (80)	$ (105)	$ 51	$ 0	$ 0